SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 33.1%

Communication Services — 3.4%
Alphabet
2.050%, 08/15/2050	$30	$25
1.100%, 08/15/2030	20	19
0.800%, 08/15/2027	20	19
AT&T
5.350%, 09/01/2040	1	1
4.500%, 03/09/2048	39	44
4.350%, 06/15/2045	20	22
3.650%, 09/15/2059 (A)	12	12
3.500%, 06/01/2041	151	152
3.100%, 02/01/2043	90	85
2.550%, 12/01/2033 (A)	289	279
2.300%, 06/01/2027	60	62
2.250%, 02/01/2032	10	10
1.650%, 02/01/2028	60	59
1.364%, VAR ICE LIBOR USD 3 Month+1.180%, 06/12/2024	462	474
CCO Holdings
4.500%, 05/01/2032	100	101
Charter Communications Operating
6.484%, 10/23/2045	20	26
6.384%, 10/23/2035	580	758
5.750%, 04/01/2048	90	110
5.375%, 04/01/2038	20	24
5.050%, 03/30/2029	40	47
4.908%, 07/23/2025	30	34
4.800%, 03/01/2050	30	33
Comcast
6.400%, 05/15/2038	170	245
4.700%, 10/15/2048	20	25
4.250%, 10/15/2030	110	128
4.150%, 10/15/2028	40	46
4.000%, 03/01/2048	10	11
3.950%, 10/15/2025	70	79
3.750%, 04/01/2040	10	11
3.450%, 02/01/2050	50	52
3.400%, 04/01/2030	20	22
3.400%, 07/15/2046	10	10
3.375%, 08/15/2025	60	66
3.300%, 04/01/2027	190	209
3.150%, 03/01/2026	20	22
2.800%, 01/15/2051	30	28
2.350%, 01/15/2027	260	273
Fox
5.476%, 01/25/2039	70	87
Sprint Capital
8.750%, 03/15/2032	10	15
Sprint Spectrum
4.738%, 03/20/2025 (A)	230	246
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	180

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
T-Mobile USA
3.875%, 04/15/2030	$80	$88
3.750%, 04/15/2027	10	11
3.500%, 04/15/2025	150	163
3.500%, 04/15/2031 (A)	50	51
3.000%, 02/15/2041	10	9
2.875%, 02/15/2031	20	19
2.625%, 02/15/2029	30	29
2.550%, 02/15/2031	20	20
2.250%, 02/15/2026	10	10
2.250%, 11/15/2031	10	10
2.050%, 02/15/2028	10	10
Verizon Communications
5.500%, 03/16/2047	6	8
5.250%, 03/16/2037	20	26
4.862%, 08/21/2046	30	37
4.522%, 09/15/2048	311	369
4.500%, 08/10/2033	170	200
4.329%, 09/21/2028	300	345
4.125%, 08/15/2046	30	34
4.000%, 03/22/2050	30	33
3.500%, 11/01/2024	20	22
3.376%, 02/15/2025	39	43
3.150%, 03/22/2030	30	32
3.000%, 03/22/2027	10	11
2.875%, 11/20/2050	10	9
2.650%, 11/20/2040	70	65
2.625%, 08/15/2026	10	10
2.550%, 03/21/2031	90	91
2.100%, 03/22/2028	30	30
1.750%, 01/20/2031	130	122
1.450%, 03/20/2026	20	20
0.850%, 11/20/2025	10	10
Vodafone Group
4.375%, 05/30/2028	40	46

		6,134

Consumer Discretionary — 2.7%
Amazon.com
4.950%, 12/05/2044	157	204
4.250%, 08/22/2057	10	12
4.050%, 08/22/2047	30	35
3.875%, 08/22/2037	20	23
3.150%, 08/22/2027	50	55
2.100%, 05/12/2031	10	10
1.500%, 06/03/2030	40	39
1.200%, 06/03/2027	60	60
BMW US Capital
1.850%, 09/15/2021 (A)	10	10
Cox Communications
3.350%, 09/15/2026 (A)	231	251
3.250%, 12/15/2022 (A)	385	402

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dollar General
3.250%, 04/15/2023	$10	$10
Element Fleet Management
1.600%, 04/06/2024 (A)	491	498
Ford Motor
4.750%, 01/15/2043	20	20
Ford Motor Credit
4.000%, 11/13/2030	200	204
General Motors
6.250%, 10/02/2043	50	67
6.125%, 10/01/2025	20	24
5.400%, 10/02/2023	20	22
5.150%, 04/01/2038	20	24
General Motors Financial
5.100%, 01/17/2024	200	221
4.150%, 06/19/2023	353	377
3.450%, 04/10/2022	10	10
Hanesbrands
5.375%, 05/15/2025 (A)	20	21
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	20	22
5.375%, 05/01/2025 (A)	30	32
Home Depot
3.350%, 04/15/2050	70	74
3.300%, 04/15/2040	198	209
2.700%, 04/15/2030	20	21
2.500%, 04/15/2027	30	32
Las Vegas Sands
3.200%, 08/08/2024	10	10
2.900%, 06/25/2025	210	219
Lennar
5.000%, 06/15/2027	10	12
4.750%, 11/29/2027	20	23
4.500%, 04/30/2024	20	22
Levi Strauss
5.000%, 05/01/2025	4	4
Lowe’s
5.000%, 04/15/2040	53	66
4.500%, 04/15/2030	20	23
3.700%, 04/15/2046	96	102
McDonald’s MTN
4.200%, 04/01/2050	250	289
3.800%, 04/01/2028	10	11
3.700%, 01/30/2026	10	11
3.600%, 07/01/2030	20	22
3.500%, 03/01/2027	60	66
3.500%, 07/01/2027	214	238
3.300%, 07/01/2025	10	11
1.450%, 09/01/2025	10	10
NIKE
3.375%, 03/27/2050	70	75
3.250%, 03/27/2040	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 03/27/2027	$20	$22
2.400%, 03/27/2025	30	32
Nissan Motor
3.522%, 09/17/2025 (A)	200	214
Target
2.250%, 04/15/2025	40	42
Time Warner Cable
7.300%, 07/01/2038	90	128
Time Warner Entertainment
8.375%, 07/15/2033	50	75
TJX
3.750%, 04/15/2027	10	11
3.500%, 04/15/2025	20	22
Toll Brothers Finance
4.375%, 04/15/2023	20	21
VOC Escrow
5.000%, 02/15/2028 (A)	30	30

		4,811

Consumer Staples — 1.8%
Altria Group
6.200%, 02/14/2059	4	5
5.950%, 02/14/2049	20	25
5.800%, 02/14/2039	90	109
4.800%, 02/14/2029	15	17
4.400%, 02/14/2026	37	42
3.875%, 09/16/2046	20	19
2.450%, 02/04/2032	80	76
2.350%, 05/06/2025	10	11
Anheuser-Busch
4.900%, 02/01/2046	568	685
3.650%, 02/01/2026	20	22
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	10	13
4.500%, 06/01/2050	50	57
4.350%, 06/01/2040	50	57
4.000%, 04/13/2028	20	23
3.500%, 06/01/2030	20	22
BAT Capital
4.540%, 08/15/2047	110	110
3.734%, 09/25/2040	30	28
3.557%, 08/15/2027	40	42
Cargill
1.375%, 07/23/2023 (A)	30	31
Coca-Cola
3.375%, 03/25/2027	20	22
2.600%, 06/01/2050	20	18
1.450%, 06/01/2027	40	40
Constellation Brands
4.750%, 11/15/2024	80	91
Costco Wholesale
1.600%, 04/20/2030	40	39

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.375%, 06/20/2027	$70	$70
CVS Health
5.125%, 07/20/2045	60	75
3.875%, 07/20/2025	18	20
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	366	467
6.036%, 12/10/2028	190	224
Danone
2.077%, 11/02/2021 (A)	200	201
Hershey
0.900%, 06/01/2025	10	10
Kraft Heinz Foods
5.500%, 06/01/2050	10	12
5.200%, 07/15/2045	20	24
4.875%, 10/01/2049	20	23
4.375%, 06/01/2046	10	11
4.250%, 03/01/2031	10	11
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	10	11
Mars
3.200%, 04/01/2030 (A)	10	11
2.700%, 04/01/2025 (A)	30	32
Mondelez International
1.500%, 05/04/2025	70	72
PepsiCo
4.600%, 07/17/2045	40	50
3.875%, 03/19/2060	20	23
3.625%, 03/19/2050	10	11
2.875%, 10/15/2049	20	20
1.625%, 05/01/2030	20	20
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	51
2.500%, 11/02/2022	50	52
2.100%, 05/01/2030	20	20
1.125%, 05/01/2023	20	20
Reynolds American
5.850%, 08/15/2045	20	23

		3,178

Energy — 4.7%
Apache
4.750%, 04/15/2043	10	10
4.375%, 10/15/2028	130	133
4.250%, 01/15/2044	150	141
BP Capital Markets
3.535%, 11/04/2024	10	11
3.506%, 03/17/2025	100	110
BP Capital Markets America
3.633%, 04/06/2030	20	22
3.588%, 04/14/2027	10	11
3.216%, 11/28/2023	150	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 02/24/2050	$50	$46
2.937%, 04/06/2023	10	10
Cameron LNG
3.302%, 01/15/2035 (A)	30	31
2.902%, 07/15/2031 (A)	60	62
Cheniere Energy
4.625%, 10/15/2028 (A)	20	21
Chevron
3.078%, 05/11/2050	10	10
2.954%, 05/16/2026	30	33
1.554%, 05/11/2025	50	52
Chevron USA
5.250%, 11/15/2043	10	13
4.950%, 08/15/2047	10	13
3.850%, 01/15/2028	30	34
Cimarex Energy
4.375%, 03/15/2029	160	180
3.900%, 05/15/2027	80	88
ConocoPhillips
4.300%, 08/15/2028 (A)	130	149
3.750%, 10/01/2027 (A)	20	22
Continental Resources
4.500%, 04/15/2023	30	31
4.375%, 01/15/2028	30	33
DCP Midstream Operating
6.450%, 11/03/2036 (A)	10	11
Devon Energy
5.850%, 12/15/2025	30	35
5.600%, 07/15/2041	50	60
5.000%, 06/15/2045	140	159
Diamondback Energy
3.500%, 12/01/2029	10	11
3.250%, 12/01/2026	10	11
Ecopetrol
5.875%, 05/28/2045	110	114
Energy Transfer Operating
6.250%, 04/15/2049	20	25
5.250%, 04/15/2029	30	35
5.000%, 05/15/2050	30	33
4.950%, 06/15/2028	20	23
3.750%, 05/15/2030	110	117
2.900%, 05/15/2025	10	11
Enterprise Products Operating
4.850%, 03/15/2044	50	59
4.150%, 10/16/2028	350	398
EOG Resources
4.950%, 04/15/2050	70	89
4.150%, 01/15/2026	20	23
3.900%, 04/01/2035	40	44
Equities
3.900%, 10/01/2027	10	10
3.000%, 10/01/2022	50	51

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exxon Mobil
4.327%, 03/19/2050	$30	$36
4.114%, 03/01/2046	70	80
3.482%, 03/19/2030	40	44
3.043%, 03/01/2026	40	44
2.992%, 03/19/2025	295	318
1.571%, 04/15/2023	10	10
Halliburton
5.000%, 11/15/2045	40	47
3.800%, 11/15/2025	4	4
Kinder Morgan
5.300%, 12/01/2034	20	24
5.200%, 03/01/2048	10	12
4.300%, 06/01/2025	30	34
4.300%, 03/01/2028	110	125
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	44
3.500%, 09/01/2023	30	32
MEG Energy
5.875%, 02/01/2029 (A)	10	10
MPLX
5.500%, 02/15/2049	30	37
4.875%, 06/01/2025	110	124
4.800%, 02/15/2029	80	93
4.700%, 04/15/2048	60	67
4.500%, 04/15/2038	10	11
Occidental Petroleum
7.875%, 09/15/2031	10	12
7.500%, 05/01/2031	60	71
6.950%, 07/01/2024	10	11
6.200%, 03/15/2040	75	79
5.550%, 03/15/2026	30	32
4.705%, 10/10/2036 (B)	1,026	508
4.625%, 06/15/2045	20	18
4.400%, 04/15/2046	10	9
4.400%, 08/15/2049	70	59
4.100%, 02/15/2047	70	56
3.500%, 08/15/2029	20	19
3.400%, 04/15/2026	20	20
3.200%, 08/15/2026	30	29
3.000%, 02/15/2027	20	19
2.900%, 08/15/2024	60	60
Pertamina Persero
6.000%, 05/03/2042 (A)	200	238
Petrobras Global Finance BV
7.375%, 01/17/2027	410	500
6.850%, 06/05/2115	50	56
5.750%, 02/01/2029	50	56
Petroleos Mexicanos
6.625%, 06/15/2035	100	97
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Phillips 66 Partners
3.605%, 02/15/2025	$95	$102
3.550%, 10/01/2026	232	252
Pioneer Natural Resources
2.150%, 01/15/2031	40	38
1.125%, 01/15/2026	10	10
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023	8	8
4.875%, 05/15/2025	30	31
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	33
3.900%, 05/17/2028 (A)	471	519
Shell International Finance BV
4.375%, 05/11/2045	50	60
4.000%, 05/10/2046	50	57
3.250%, 04/06/2050	50	51
2.875%, 05/10/2026	60	65
2.750%, 04/06/2030	20	21
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	219
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	381	395
Targa Resources Partners
5.500%, 03/01/2030	20	22
4.875%, 02/01/2031 (A)	30	31
Tennessee Gas Pipeline
2.900%, 03/01/2030 (A)	30	31
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	64
Western Midstream Operating
6.500%, 02/01/2050	20	22
5.300%, 02/01/2030	100	110
4.500%, 03/01/2028	10	11
4.350%, 02/01/2025	30	31
2.288%, VAR ICE LIBOR USD 3 Month+2.100%, 01/13/2023	10	10
Williams
7.875%, 09/01/2021	30	31
7.750%, 06/15/2031	140	190
7.500%, 01/15/2031	10	14
3.700%, 01/15/2023	20	21
WPX Energy
8.250%, 08/01/2023	30	34

		8,399

Financials — 11.1%
AIA Group MTN
3.200%, 03/11/2025 (A)	270	288
Ambac Assurance
5.100%(A)(C)	–	–

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ambac LSNI
6.000%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (A)	$1	$1
American International Group
3.750%, 07/10/2025	40	44
2.500%, 06/30/2025	464	491
Aviation Capital Group
1.950%, 01/30/2026 (A)	301	299
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	46
3.311%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/2042	185	190
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	99	103
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	90	92
Bank of America MTN
5.000%, 01/21/2044	20	25
4.450%, 03/03/2026	10	11
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	478	564
4.250%, 10/22/2026	50	57
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	110	126
4.000%, 01/22/2025	300	331
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	168
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	90	99
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	70	74
3.500%, 04/19/2026	224	249
Bank of Montreal MTN
1.850%, 05/01/2025	70	73
Bank of New York Mellon MTN
1.600%, 04/24/2025	20	21
Bank of Nova Scotia
1.300%, 06/11/2025	40	40
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	200	231
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	200	232
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	118	165
5.000%, 06/15/2044 (A)	200	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (A)	$200	$220
4.400%, 08/14/2028 (A)	200	229
Brighthouse Financial
4.700%, 06/22/2047	5	5
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	40	40
Capital One Financial
3.900%, 01/29/2024	700	759
Citigroup
8.125%, 07/15/2039	60	101
4.650%, 07/23/2048	180	225
4.450%, 09/29/2027	90	103
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	233	268
4.125%, 07/25/2028	90	101
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	110	124
3.700%, 01/12/2026	100	111
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	148	163
3.400%, 05/01/2026	510	560
3.106%, VAR United States Secured Overnight Financing Rate+2.842%, 04/08/2026	30	32
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	10	10
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	40	41
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	279
3.875%, 09/26/2023 (A)	392	423
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%(A)(C)	260	315
Credit Suisse Group
4.550%, 04/17/2026	250	284
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (A)	250	278
1.305%, VAR United States Secured Overnight Financing Rate+0.980%, 02/02/2027 (A)	250	245
Danske Bank
5.000%, 01/12/2022 (A)	200	205
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	390	427

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Guardian Life Global Funding
1.100%, 06/23/2025 (A)	$10	$10
Intesa Sanpaolo
3.125%, 07/14/2022 (A)	200	206
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	218
JPMorgan Chase
4.950%, 06/01/2045	100	127
4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	298	348
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	590	675
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	200	217
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	210	230
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	10	10
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	130	132
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	60	62
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	100	102
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	270
KKR Group Finance VIII
3.500%, 08/25/2050 (A)	137	138
Liberty Mutual Group
4.569%, 02/01/2029 (A)	349	404
4.250%, 06/15/2023 (A)	90	97
Lincoln National
3.400%, 01/15/2031	209	226
Lloyds Banking Group
4.375%, 03/22/2028	200	229
3.900%, 03/12/2024	536	585
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	200	204
Macquarie Group
1.340%, VAR United States Secured Overnight Financing Rate+1.069%, 01/12/2027 (A)	302	299
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (A)	471	501
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	144	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	$267	$339
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Moody’s
3.250%, 05/20/2050	235	235
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	40	42
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	90	100
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	384	423
3.125%, 07/27/2026	450	490
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	100	105
National Securities Clearing
1.500%, 04/23/2025 (A)	250	256
Natwest Group
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/2028	200	211
New York Life Global Funding
0.950%, 06/24/2025 (A)	30	30
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	4	4
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	225	247
Principal Life Global Funding II
1.250%, 06/23/2025 (A)	10	10
Royal Bank of Canada MTN
1.600%, 04/17/2023	60	61
1.150%, 06/10/2025	40	40
Santander Holdings USA
4.500%, 07/17/2025	10	11
State Street
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031	110	119
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026	95	102
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	30
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	90	112
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	50	50

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.150%, 06/12/2025	$30	$30
0.750%, 06/12/2023	80	81
UBS MTN
4.500%, 06/26/2048 (A)	200	252
UBS Group
1.364%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.080%, 01/30/2027 (A)	200	199
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	449	505
US Bancorp
1.450%, 05/12/2025	30	31
WEA Finance
3.750%, 09/17/2024 (A)	200	213

		19,606

Health Care — 1.4%
Abbott Laboratories
4.900%, 11/30/2046	40	53
4.750%, 11/30/2036	10	13
3.750%, 11/30/2026	43	49
Aetna
2.800%, 06/15/2023	10	10
Anthem
3.650%, 12/01/2027	30	33
3.350%, 12/01/2024	20	22
2.950%, 12/01/2022	50	52
Cigna
4.800%, 08/15/2038	100	122
4.375%, 10/15/2028	160	185
4.125%, 11/15/2025	377	425
3.750%, 07/15/2023	14	15
3.400%, 03/01/2027	441	485
CVS Health
5.050%, 03/25/2048	90	112
4.300%, 03/25/2028	75	86
4.250%, 04/01/2050	70	79
4.125%, 04/01/2040	10	11
3.750%, 04/01/2030	30	33
3.625%, 04/01/2027	30	33
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	50	56
Humana
4.500%, 04/01/2025	10	11
Medtronic
3.500%, 03/15/2025	16	18
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	434
SSM Health Care
3.688%, 06/01/2023	248	262

		2,599

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 2.8%
3M
3.700%, 04/15/2050	$100	$114
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	229	232
Air Lease
3.375%, 07/01/2025	20	22
Canadian National Railway
3.650%, 02/03/2048	151	160
Canadian Pacific Railway
6.125%, 09/15/2115	167	247
Carrier Global
2.700%, 02/15/2031	10	10
Cintas No. 2
3.700%, 04/01/2027	30	34
2.900%, 04/01/2022	20	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	149	158
CSX
3.800%, 04/15/2050	331	362
Deere
3.750%, 04/15/2050	40	46
3.100%, 04/15/2030	10	11
Delta Air Lines
7.375%, 01/15/2026	30	35
7.000%, 05/01/2025 (A)	190	221
4.750%, 10/20/2028 (A)	30	33
4.500%, 10/20/2025 (A)	30	32
3.625%, 03/15/2022	20	20
2.900%, 10/28/2024	40	41
Delta Air Lines Pass-Through Trust, Ser 2020-1AA
2.000%, 06/10/2028	165	165
Eaton
4.150%, 11/02/2042	70	81
FedEx
5.250%, 05/15/2050	88	116
4.050%, 02/15/2048	237	261
Ferguson Finance
4.500%, 10/24/2028 (A)	394	457
3.250%, 06/02/2030 (A)	230	245
GFL Environmental
4.250%, 06/01/2025 (A)	20	21
International Lease Finance
5.875%, 08/15/2022	50	53
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	40	44
Norfolk Southern
4.837%, 10/01/2041	200	250

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Penske Truck Leasing LP
3.900%, 02/01/2024 (A)	$457	$493
Republic Services
2.500%, 08/15/2024	20	21
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	173	174
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	24	27
United Airlines
4.625%, 04/15/2029 (A)	30	31
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	560	588
United Parcel Service
5.300%, 04/01/2050	66	92
United Rentals North America
3.875%, 02/15/2031	100	101
Verisk Analytics
3.625%, 05/15/2050	202	206

		5,224

Information Technology — 1.4%
Apple
3.850%, 08/04/2046	156	177
3.200%, 05/13/2025	80	88
1.550%, 08/04/2021	20	20
1.125%, 05/11/2025	40	41
Broadcom
4.750%, 04/15/2029	253	290
4.700%, 04/15/2025	40	45
4.110%, 09/15/2028	237	262
3.150%, 11/15/2025	110	118
1.950%, 02/15/2028 (A)	139	138
Genpact Luxembourg SARL
1.750%, 04/10/2026	292	293
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	72
Lam Research
2.875%, 06/15/2050	92	88
Mastercard
3.850%, 03/26/2050	10	11
Micron Technology
2.497%, 04/24/2023	30	31
NVIDIA
3.700%, 04/01/2060	50	55
3.500%, 04/01/2040	70	76
3.500%, 04/01/2050	70	75
2.850%, 04/01/2030	20	21
NXP BV
4.625%, 06/01/2023 (A)	215	232
2.700%, 05/01/2025 (A)	30	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PayPal Holdings
1.650%, 06/01/2025	$30	$31
1.350%, 06/01/2023	30	31
Prosus
4.850%, 07/06/2027 (A)	200	227
salesforce.com
3.250%, 04/11/2023	40	42
Texas Instruments
1.750%, 05/04/2030	20	20
Visa
4.300%, 12/14/2045	50	61
3.150%, 12/14/2025	70	77
2.050%, 04/15/2030	20	20

		2,674

Materials — 0.7%
Anglo American Capital
3.625%, 09/11/2024 (A)	200	217
ArcelorMittal
4.550%, 03/11/2026	50	56
3.600%, 07/16/2024	80	85
Barrick North America Finance
5.700%, 05/30/2041	60	80
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (A)	200	222
Freeport-McMoRan
5.450%, 03/15/2043	60	72
4.625%, 08/01/2030	10	11
4.550%, 11/14/2024	10	11
Glencore Funding
4.125%, 05/30/2023 (A)	70	75
4.000%, 03/27/2027 (A)	140	155
Southern Copper
5.250%, 11/08/2042	120	144
Suzano Austria GmbH
3.750%, 01/15/2031	90	93
Vale Overseas
6.875%, 11/21/2036	10	14
WestRock RKT
4.000%, 03/01/2023	10	11

		1,246

Real Estate — 0.7%
Digital Realty Trust
4.750%, 10/01/2025	145	165
3.700%, 08/15/2027	311	349
Federal Realty Investment Trust
1.250%, 02/15/2026	264	264
Simon Property Group
1.750%, 02/01/2028	501	495

		1,273

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 2.4%
Aquarion
4.000%, 08/15/2024 (A)	$192	$210
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	721
Consolidated Edison of New York
3.950%, 04/01/2050	20	22
3.350%, 04/01/2030	20	22
Duke Energy Carolinas
3.950%, 03/15/2048	98	111
Duke Energy Florida
3.200%, 01/15/2027	230	252
Duke Energy Ohio
3.650%, 02/01/2029	50	55
Eversource Energy
3.150%, 01/15/2025	111	119
Exelon
5.625%, 06/15/2035	60	78
5.100%, 06/15/2045	328	413
4.700%, 04/15/2050	69	84
FirstEnergy
7.375%, 11/15/2031	270	360
5.350%, 07/15/2047	100	116
4.400%, 07/15/2027	50	54
1.600%, 01/15/2026	20	19
Interstate Power and Light
2.300%, 06/01/2030	295	295
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	323
NSTAR Electric
3.950%, 04/01/2030	230	262
Pacific Gas and Electric
3.300%, 08/01/2040	10	9
2.500%, 02/01/2031	20	18
2.100%, 08/01/2027	20	19
1.750%, 06/16/2022	60	60
Southern
3.250%, 07/01/2026	415	451
Virginia Electric & Power
3.150%, 01/15/2026	124	136
Xcel Energy
3.400%, 06/01/2030	188	204

		4,413

Total Corporate Obligations (Cost $55,947) ($ Thousands)		59,557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 31.1%

Agency Mortgage-Backed Obligations — 20.4%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$439	$521
5.500%, 04/01/2030	140	156
5.000%, 06/01/2041 to 03/01/2050	465	514
4.500%, 06/01/2038 to 10/01/2048	777	857
4.000%, 07/01/2037 to 06/01/2048	1,131	1,235
3.500%, 04/01/2033 to 03/01/2050	1,424	1,522
3.000%, 09/01/2036 to 10/01/2050	3,658	3,890
2.500%, 01/01/2050 to 01/01/2051	2,216	2,301
2.000%, 08/01/2050 to 05/01/2051	1,581	1,602
1.500%, 03/01/2051	99	96
FHLMC ARM
2.768%, VAR ICE LIBOR USD 12 Month+1.653%, 01/01/2049	255	265
2.105%, VAR ICE LIBOR USD 12 Month+1.597%, 06/01/2047	239	248
FHLMC CMO, Ser 2012-4057, Cl CS, IO
5.949%, VAR ICE LIBOR USD 1 Month+6.050%, 04/15/2039	1	–
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.081%, 02/15/2038 (D)	34	2
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.035%, 04/15/2041 (D)	154	9
FHLMC CMO, Ser 2015-4494, Cl AI, IO
2.131%, 11/15/2038 (D)	153	9
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	27	29
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	95	15
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	98	12
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.334%, 07/25/2035 (D)	240	35
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.611%, 12/25/2035 (D)	2,118	141
FNMA
5.000%, 10/01/2048 to 03/01/2050	372	410
4.500%, 07/01/2033 to 01/01/2059	2,912	3,208
4.000%, 01/01/2037 to 06/01/2057	2,285	2,491
3.500%, 12/01/2034 to 04/01/2050	3,527	3,782
3.160%, 05/01/2029	19	22
3.000%, 11/01/2034 to 10/01/2050	3,979	4,216
2.810%, 04/01/2025	40	43
2.790%, 08/01/2029	100	109
2.500%, 08/01/2035 to 04/01/2051	3,335	3,478
2.260%, 04/01/2030	98	103
2.000%, 08/01/2050 to 04/01/2051	1,029	1,042

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
2.676%, VAR ICE LIBOR USD 12 Month+1.588%, 04/01/2047	$300	$313
FNMA CMO, Ser 2015-55, Cl IO, IO
1.572%, 08/25/2055 (D)	152	7
FNMA CMO, Ser 2015-56, Cl AS, IO
6.058%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2045	179	43
FNMA CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	198	26
FNMA TBA
2.500%, 08/01/2043	400	412
2.000%, 06/25/2028	300	310
FNMA, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	40	46
FNMA, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	70	79
FNMA, Ser 2019-M6, Cl A2
3.450%, 01/01/2029	70	79
FRESB Mortgage Trust, Ser 2019-SB63, Cl A5H
2.550%, 02/25/2039 (D)	243	251
GNMA
4.500%, 01/15/2042 to 12/20/2048	201	225
4.000%, 08/15/2045	145	162
GNMA CMO, Ser 2007-51, Cl SG, IO
6.481%, VAR ICE LIBOR USD 1 Month+6.580%, 08/20/2037	9	1
GNMA CMO, Ser 2012-34, Cl SA, IO
5.951%, VAR ICE LIBOR USD 1 Month+6.050%, 03/20/2042	97	22
GNMA CMO, Ser 2012-43, Cl SN, IO
6.499%, VAR ICE LIBOR USD 1 Month+6.600%, 04/16/2042	82	20
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.754%, VAR ICE LIBOR USD 1 Month0.000%, 10/20/2062	66	3
GNMA CMO, Ser 2014-118, Cl HS, IO
6.101%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2044	168	38
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	97	14
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	98	14
GNMA CMO, Ser 2020-H09, Cl FL
1.249%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	96	102
GNMA TBA
3.000%, 06/15/2051	100	104
GNMA, Ser 178, Cl IO, IO
1.415%, 10/16/2060 (D)	1,213	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2018-130, Cl A
3.250%, 05/16/2059	$38	$39
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057 (D)	273	293
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	363	389
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	320	344
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	223	229
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl MA
2.000%, 05/25/2060	196	201
Seasoned Credit Risk Transfer Trust, Ser 2021-1, Cl MA
2.000%, 09/25/2060	288	295

		36,557

Non-Agency Mortgage-Backed Obligations — 10.7%
BANK, Ser 2017-BNK8, Cl XA, IO
0.732%, 11/15/2050 (D)	1,635	65
BBCCRE Trust, Ser 2015-GTP, Cl D
4.563%, 08/10/2033 (A)(D)	140	139
Bear Stearns Asset Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	62	61
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	183	196
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	411
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	476
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.021%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	462	462
BXP Trust, Ser 2017-CQHP, Cl A
0.951%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (A)	190	188
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.362%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (A)	66	66

10	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.632%, 05/25/2035 (A)(D)	$199	$179
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050 (A)(D)	207	210
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (A)	100	103
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	58	60
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (D)	90	99
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	459
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
2.751%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/2036 (A)	190	190
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057 (D)	210	222
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039 (A)	100	102
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(D)	236	243
CSMC Trust, Ser 2020-FACT, Cl F
6.258%, VAR ICE LIBOR USD 1 Month+6.157%, 10/15/2037 (A)	250	254
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(D)	80	81
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
1.792%, VAR ICE LIBOR USD 1 Month+1.700%, 01/25/2050 (A)	199	199
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl B1
2.392%, VAR ICE LIBOR USD 1 Month+2.300%, 01/25/2050 (A)	180	179
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
4.742%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	233	243
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.342%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	32	34
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
3.092%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	188	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
2.442%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	$194	$197
GNMA
5.000%, 01/20/2049	64	70
4.500%, 06/20/2045 to 02/20/2050	1,141	1,250
4.000%, 11/20/2045 to 04/20/2050	468	505
3.500%, 04/20/2046 to 10/20/2050	730	777
3.000%, 09/15/2042 to 12/20/2050	764	802
2.000%, 12/20/2050	196	199
GNMA TBA
2.500%, 06/01/2045	300	311
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
1.401%, VAR ICE LIBOR USD 1 Month+1.300%, 09/15/2031 (A)	190	167
GS Mortgage Securities Trust, Ser 2006- GG8, Cl AJ
5.622%, 11/10/2039	94	31
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	94	94
GS Mortgage Securities Trust, Ser 2011- GC5, Cl A4
3.707%, 08/10/2044	24	24
GS Mortgage Securities Trust, Ser 2012- GC6, Cl AS
4.948%, 01/10/2045 (A)	200	203
GS Mortgage Securities Trust, Ser 2012- GCJ7, Cl A4
3.377%, 05/10/2045	223	224
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	190	145
GS Mortgage Securities Trust, Ser 2020- GSA2, Cl AAB
1.662%, 12/12/2053	260	262
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.992%, 10/25/2050 (A)(D)	231	235
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A2
2.500%, 06/25/2051 (A)(D)	346	352
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.737%, VAR ICE LIBOR USD 1 Month+0.430%, 05/25/2035	37	36
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
1.192%, VAR ICE LIBOR USD 1 Month+1.100%, 08/25/2036	173	174

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.854%, 10/15/2050 (D)	$1,402	$60
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	153	156
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	324	327
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
4.510%, VAR ICE LIBOR USD 1 Month+3.010%, 06/15/2035 (A)	250	74
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-MKST, Cl F
2.951%, VAR ICE LIBOR USD 1 Month+2.850%, 12/15/2036 (A)	270	247
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	124	114
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(D)	7	8
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(D)	37	38
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050 (A)(D)	177	180
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/01/2051 (A)(D)	406	413
KKR Industrial Portfolio Trust, Ser 2021- KDIP, Cl A
0.651%, VAR ICE LIBOR USD 1 Month+0.550%, 12/15/2037 (A)	348	348
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050 (A)(D)	187	190
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A4
3.443%, 08/15/2047	430	447
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.144%, 07/15/2050 (D)	100	107
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	306
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.261%, 12/12/2049 (D)	22	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
1.501%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (A)	$140	$137
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (A)(D)	110	114
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036 (A)	110	111
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059 (A)(D)	222	245
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059 (A)(D)	222	246
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(D)	126	128
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	139	144
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A1
2.633%, 09/25/2059 (A)(D)	62	62
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
1.939%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (A)	85	85
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(D)	45	46
Sequoia Mortgage Trust, Ser 2020-1, Cl A4
3.500%, 02/25/2050 (A)(D)	45	46
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051 (A)(D)	397	404
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl A3
3.400%, 05/10/2045	586	591
UBS Commercial Mortgage Trust, Ser 2018- C13, Cl ASB
4.241%, 10/15/2051	532	603
UMBS TBA TBA
2.000%, 06/15/2051 to 07/15/2051	600	606
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR6, Cl 2A1A
0.552%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	171	168
Wells Fargo Commercial Mortgage Trust 2021-C59, Ser C59, Cl A5
2.626%, 04/15/2054	475	493
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (D)	270	294

12	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(D)	$54	$54
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	442	479

		19,255

Total Mortgage-Backed Securities (Cost $55,299) ($ Thousands)		55,812

U.S. TREASURY OBLIGATIONS — 16.8%
U.S. Treasury Bond STRIPS
2.350%, 05/15/2049 (B)	410	213
U.S. Treasury Bonds
3.750%, 11/15/2043	950	1,211
3.125%, 05/15/2048	620	728
2.875%, 08/15/2045	70	78
2.750%, 08/15/2047	970	1,062
2.375%, 05/15/2051	460	470
2.250%, 05/15/2041	10	10
2.000%, 02/15/2050	330	310
1.875%, 02/15/2051	4,733	4,316
1.625%, 11/15/2050	2,680	2,297
1.375%, 08/15/2050	3,706	2,976
1.250%, 05/15/2050	1,490	1,158
1.125%, 08/15/2040	4,595	3,824
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2040	159	234
2.125%, 02/15/2041	73	108
1.750%, 01/15/2028	152	185
1.375%, 02/15/2044	273	366
1.000%, 02/15/2049	109	142
0.750%, 02/15/2042	47	56
0.125%, 01/15/2030	402	441
U.S. Treasury Notes
1.250%, 03/31/2028	580	581
1.250%, 04/30/2028	810	810
1.250%, 05/31/2028	640	640
1.125%, 02/15/2031	5,598	5,364
0.750%, 04/30/2026	900	899
0.625%, 08/15/2030	553	509
0.375%, 01/31/2026	738	726
0.250%, 05/31/2025	40	39
0.250%, 06/30/2025	250	247
0.250%, 08/31/2025	140	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.250%, 10/31/2025	$100	$98

Total U.S. Treasury Obligations (Cost $30,929) ($ Thousands)		30,236

ASSET-BACKED SECURITIES — 9.7%

Automotive — 1.6%

Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (A)	130	130
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A3
1.850%, 03/15/2023	367	370
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (A)	400	418
Ford Credit Auto Owner Trust, Ser 2021- REV1, Cl A
1.370%, 10/17/2033 (A)	254	257
Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1
3.520%, 10/15/2023	585	592
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	173
Hertz Vehicle Financing II, Ser 2016-2A, Cl B
3.940%, 03/25/2022 (A)	100	101
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (A)	456	457
World Omni Auto Receivables Trust, Ser 2020-A, Cl A3
1.700%, 01/17/2023	463	471

		2,969

Mortgage Related Securities — 0.4%

Asset-Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
0.232%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	169	165
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
0.947%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	253	250
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
0.992%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	181	178

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust, Ser 2007- FXD1, Cl 3A4
5.860%, 01/25/2037	$87	$89

		682

Other Asset-Backed Securities — 7.7%

AMSR Trust, Ser 2020-SFR4, Cl A
1.355%, 11/17/2037 (A)	253	252
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (A)	139	143
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	52
CCG Receivables Trust, Ser 2019-1, Cl A2
2.800%, 09/14/2026 (A)	78	79
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (A)	178	181
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
1.592%, VAR ICE LIBOR USD 1 Month+1.500%, 10/25/2037 (A)	120	122
Corevest American Finance Trust, Ser 2021- 1, Cl A
1.569%, 04/15/2053 (A)	416	418
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (A)	245	248
DB Master Finance, Ser 2019-1A, Cl A2I
3.787%, 05/20/2049 (A)	223	227
DLLAA, Ser 2021-1A, Cl A3
0.670%, 04/17/2026 (A)	487	488
Domino’s Pizza Master Issuer, Ser 2019-1A, Cl A2
3.668%, 10/25/2049 (A)	79	85
Domino’s Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (A)	368	374
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A2
0.212%, VAR ICE LIBOR USD 1 Month+0.120%, 11/25/2036	92	87
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.252%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	147	145
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 09/17/2025 (A)	220	221
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	251	251
GMF Floorplan Owner Revolving Trust, Ser 2018-4, Cl A1
3.500%, 09/15/2023 (A)	255	258

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition, Ser 2005- OPT2, Cl M4
1.022%, VAR ICE LIBOR USD 1 Month+0.930%, 12/25/2035	$180	$180
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
1.022%, VAR ICE LIBOR USD 1 Month+0.930%, 07/25/2035	285	285
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
0.452%, VAR ICE LIBOR USD 1 Month+0.360%, 01/26/2032	250	204
Navient Student Loan Trust, Ser 2016-3A, Cl A3
1.442%, VAR ICE LIBOR USD 1 Month+1.350%, 06/25/2065 (A)	173	176
NextGear Floorplan Master Owner Trust, Ser 2018-2A, Cl A2
3.690%, 10/15/2023 (A)	377	382
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (A)	347	354
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (A)	472	479
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A2
1.930%, 01/20/2051 (A)	467	469
Palmer Square CLO, Ser 2021-2A, Cl A1A3
1.155%, VAR ICE LIBOR USD 3 Month+1.000%, 10/17/2031 (A)	330	330
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (A)	407	412
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (A)	352	358
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (A)	274	275
RAMP Trust, Ser 2006-RZ3, Cl M1
0.442%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	407	400
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (A)	170	181
SLM Student Loan Trust, Ser 2021-10A, Cl A4
0.854%, VAR ICE LIBOR USD 3 Month+0.670%, 12/17/2068 (A)	130	130
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (A)	61	63

14	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sofi Professional Loan Program Trust, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	$104	$105
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (A)	159	165
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
0.812%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	182	179
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
0.302%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/2037	217	208
Tricon American Homes Trust, Ser 2020- SFR1, Cl A
1.499%, 07/17/2038 (A)	260	260
Tricon American Homes Trust, Ser 2020- SFR2, Cl A
1.482%, 11/17/2039 (A)	256	252
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	60	65
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	283	302
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	125	133
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	523	555
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	418	442
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	132	139
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	234	250
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	243	262
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	377	411
U.S. Small Business Administration, Ser 2018-20E, Cl 1 3.500%, 05/01/2038	225	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	$27	$29
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	28	30
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (A)	381	396
Vantage Data Centers, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (A)	387	387
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	285	289
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	236	241
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (A)	146	156

		13,813

Total Asset-Backed Securities ( Cost $17,262) ($ Thousands)		17,464

LOAN PARTICIPATIONS — 3.0%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
1.843%, VAR LIBOR+1.750%, 11/19/2026	71	70
Aecom Technology, 1st Lien
1.863%, 04/13/2028	10	10
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.363%, VAR LIBOR+4.250%, 07/10/2026	98	98
Amwins Group Inc, 1st Lien
3.000%, 02/19/2028	34	34
Amwins Group Inc., Term Loan, 1st Lien
3.000%, 02/19/2028	6	6
APi Group, Term Loan B, 1st Lien
2.613%, 10/01/2026 (E)	99	98
Aramark Services, B4 Cov-Lite, 1st Lien
1.863%, VAR LIBOR+1.750%, 01/15/2027	15	15
Asplundh Tree Expert, LLC, 1st Lien
1.843%, 09/07/2027 (E)	30	30
Asurion LLC, B-8 Term Loan, 1st Lien
3.343%, 12/23/2026	45	44
Asurion LLC, B-9 Term Loan, 1st Lien
3.363%, 07/31/2027	30	30

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.113%, VAR LIBOR+3.000%, 11/03/2024	$49	$49
Athenahealth Inc, Term B-1 Loan, 1st Lien
4.410%, 02/11/2026	128	128
Atlantic Aviation FBO Inc., Term Loan, 1st Lien
3.870%, VAR LIBOR+3.750%, 12/06/2025	10	10
Bass Pro Group, Term Loan B, 1st Lien
5.000%, 03/06/2028	30	30
Berry Global, Inc., 1st Lien
1.845%, 07/01/2026	57	56
BJ’s Wholesale Club, Inc., Tranche B Term Loan, 1st Lien
2.094%, 01/27/2024 (D)	6	6
Brightspring Health, Cov-Lite, 1st Lien
%, 03/05/2026	40	40
Brightview Landscapes, LLC, Initial Term Loan (2018), 1st Lien
2.625%, VAR LIBOR+2.500%, 08/15/2025	19	19
Brookfield Wec Holdings Inc., Initial Term Loan, 1st Lien
3.250%, 08/01/2025	20	20
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
2.863%, VAR LIBOR+2.750%, 12/23/2024	67	66
Caesars Resort Collection, LLC, 1st Lien
4.613%, 07/21/2025	50	50
Change Healthcare Holdings, 1st Lien
3.500%, 03/01/2024	5	5
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month+2.500%, 03/01/2024	103	104
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.850%, 02/01/2027	10	10
Charter Communications, Term Loan, 1st Lien
1.870%, 04/30/2025 (E)	116	116
Citadel Securities, 1st Lien
2.593%, 02/02/2028	50	49
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/18/2024	150	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Clarios Global, 1st Lien
3.343%, 04/30/2026	$98	$98
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
2.598%, VAR LIBOR+2.500%, 04/15/2027	10	10
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.113%, VAR LIBOR+4.000%, 10/16/2026	109	109
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
4.750%, 04/09/2027	79	80
Dell International LLC, Refinancing Term B-2 Loan, 1st Lien
2.000%, 09/19/2025	45	45
Energizer Holdings, 1st Lien
2.750%, 12/22/2027	20	20
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.611%, VAR LIBOR+2.500%, 11/18/2024	25	25
Eyecare Partners, LLC, Term Loan, 1st Lien
3.863%, 02/18/2027	30	29
First Eagles Holdings, Inc., Term Loan
2.703%, 02/01/2027	19	19
Fleetcor Technologies Operating Company LLC, 1st Lien
%, 04/28/2028	40	40
Focus Financial Partners, LLC, Term Loan 1st Lien
2.113%, 07/03/2024	49	49
Fortress Investments, 1st Lien
2.613%, 06/27/2025 (E)	—	—
Froneri International Limited, Facility B2, 1st Lien
2.363%, VAR LIBOR+2.250%, 01/29/2027	40	39
Garda World Security Corp, Term Loan B, 1st Lien
4.350%, 10/30/2026	14	14
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.203%, VAR LIBOR+2.000%, 12/30/2026	109	108
GFL Environmental, Refinancing Term Loan, 1st Lien
3.500%, 05/30/2025	10	10
Global Medical, Term Loan B, 1st Lien
5.750%, 10/02/2025	88	88
Go Daddy Operating Company LLC, Tranche B-1 Term Loan, 1st Lien
1.843%, 02/15/2024 (D)	13	13

16	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Go Daddy, Tranche B-L Loan, 1st Lien
1.863%, 02/15/2024 (D)	$7	$7
Golden Nugget, Inc., Initial Term Loan B, 1st Lien
3.250%, VAR LIBOR+0.070%, 10/04/2023 (E)	3	3
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.062%, VAR LIBOR+2.000%, 11/15/2027	99	98
Harbor Freight Tools, 1st Lien
3.750%, 10/19/2027	40	40
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.842%, VAR LIBOR+1.750%, 06/22/2026	112	111
Horizon Therapeutics, 1st Lien
2.500%, 03/15/2028 (E)	50	50
Hudson River, 1st Lien
3.113%, 03/20/2028	40	40
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 05/01/2026	72	72
Ineos Styrolution Group, Tranche B Dollar Term Loan, 1st Lien
3.250%, 01/29/2026	40	40
Intrawest, Term Loan B-1, 2nd Lien
2.863%, VAR LIBOR+2.750%, 07/31/2024	39	38
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.863%, 01/26/2028	59	58
Jazz Pharmaceuticals, Inc., 1st Lien
4.000%, 05/05/2028 (E)	90	90
Level 3 Financing, Inc., Tranche B Loan, 1st Lien
1.843%, VAR LIBOR+1.750%, 03/01/2027	85	84
LifePoint Health, Term Loan, 1st Lien
3.863%, 11/16/2025	85	85
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.863%, VAR LIBOR+2.500%, 06/21/2024	1	1
McAfee, 1st Lien
5.000%, 05/03/2028 (E)	120	120
Michaels Stores Inc., 1st Lien
5.000%, 04/15/2028	40	40
Milano Acquistion, Term B Loan, 1st Lien
4.750%, 10/01/2027	90	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023 (E)	$—	$—
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.610%, VAR LIBOR+2.750%, 09/18/2026	114	114
Numericable U.S. LLC, USD TLB-12 Term Loan, 1st Lien
3.871%, VAR LIBOR+3.688%, 01/31/2026	39	39
Option Care Health, Inc., Term B Loan, 1st Lien
3.863%, VAR LIBOR+4.500%, 08/06/2026	40	39
PCI Gaming Authority, Term B Facility Loan, 1st Lien
2.610%, VAR LIBOR+2.500%, 05/29/2026	34	34
Peraton Corp, 1st Lien
4.500%, 02/01/2028 (E)	90	90
Petco Health & Wellness, Tem Loan B, 1st Lien
4.000%, 03/03/2028 (E)	50	50
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 03/05/2026	59	58
PPD Inc., Initial Term Loan, 1st Lien
2.750%, 01/13/2028 (E)	100	100
Prime Security Services Borrower, LLC, Refinancing Term B-1 Loan, 1st Lien
3.500%, 09/23/2026	103	102
Rackspace Technology Global, Inc. Term B Loan, 1st Lien
3.500%, 02/15/2028 (E)	50	50
Realogy Group, 1st Lien
3.000%, 02/08/2025 (D)	2	2
Realpage Inc, 1st Lien
3.750%, 04/24/2028 (E)	80	80
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.843%, VAR LIBOR+1.750%, 02/04/2027	100	99
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
2.863%, VAR LIBOR+2.750%, 02/05/2023 (E)	23	23

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 08/14/2024	$30	$30
2.843%, VAR LIBOR+2.750%, 08/14/2024	122	120
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.863%, VAR LIBOR+2.500%, 06/21/2024	9	9
Sotera, Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026	90	90
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
2.500%, VAR LIBOR+2.250%, 02/08/2027	50	49
Terrier Media Buyer, Term B Loan, 1st Lien
3.613%, 12/17/2026	39	39
TKC Holdings, Inc. Term Loan B, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/01/2023	19	19
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.843%, VAR LIBOR+1.750%, 11/16/2026	52	52
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.343%, 12/09/2025	10	10
Triton Water, 1st Lien
4.000%, 03/31/2028	60	60
UFC Holdings, LLC, 1st Lien
3.750%, 04/29/2026	79	79
United Airlines Inc., 1st Lien
4.500%, 04/21/2028 (E)	70	71
Univision Communications Inc., 1st Lien
4.750%, 03/15/2026	57	57
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
1.863%, 06/27/2023 (D)	28	27
Verscend, 1st Lien
4.113%, 08/27/2025 (E)	50	50
VFH Parent LLC, Initial Term Loan, 1st Lien
3.098%, VAR LIBOR+3.000%, 03/01/2026 (E)	84	84
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.843%, VAR LIBOR+1.750%, 12/20/2024	100	99
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
2.601%, VAR LIBOR+2.500%, 01/31/2028	105	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Western Digital Corporation, U.S. Term B-4 Loan, 1st Lien
1.863%, VAR LIBOR+1.750%, 04/29/2023	$15	$14
XPO Logistics, Inc., Refinancing Term Loan (2018)
1.858%, VAR LIBOR+0.053%, 02/24/2025	40	40
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.093%, 03/09/2027	60	59
Zebra Buyer LLC, 1st Lien
%, 04/21/2028	40	40
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.601%, VAR LIBOR+2.500%, 04/30/2028	80	79

Total Loan Participations (Cost $5,373) ($ Thousands)		5,366

SOVEREIGN DEBT — 2.0%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (A)	400	412
Argentine Republic Government International Bond
2.500, 07/09/2021	20	8
1.125%, 07/09/2021	136	45
1.000%, 07/09/2029	14	5
0.500%, 07/09/2021	204	75
Brazilian Government International Bond
4.750%, 01/14/2050	200	192
4.625%, 01/13/2028	290	316
Colombia Government International Bond
5.625%, 02/26/2044	200	221
Egypt Government International Bond
5.577%, 02/21/2023 (A)	200	210
Indonesia Government International Bond
4.350%, 01/11/2048	600	663
Mexico Government International Bond
4.600%, 02/10/2048	230	244
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)	200	213
Peruvian Government International Bond
6.550%, 03/14/2037	10	14
5.625%, 11/18/2050	90	118
Poland Government International Bond
4.000%, 01/22/2024	110	120

18	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Provincia de Buenos Aires
6.500%, 02/15/2023 (A)(F)	$200	$84
Qatar Government International Bond
4.400%, 04/16/2050 (A)	240	286
Republic of South Africa Government International Bond
4.300%, 10/12/2028	200	206
Uruguay Government International Bond
4.375%, 01/23/2031	200	232

Total Sovereign Debt (Cost $3,568) ($ Thousands)		3,664

MUNICIPAL BONDS — 1.2%
California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	280	439

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	191

Florida — 0.3%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	100
1.258%, 07/01/2025	350	354

		454

Illinois — 0.3%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	476

Michigan — 0.1%
Michigan State, Finance Authority, RB Callable 03/01/2023 @ 100
2.366%, 09/01/2049 (G)	220	225

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	340

Total Municipal Bonds (Cost $1,959) ($ Thousands)		2,125

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	6,267,031	$6,267

Total Cash Equivalent (Cost $6,267) ($ Thousands)		6,267

Total Investments in Securities — 100.4% (Cost $176,604) ($ Thousands)		$180,491

	Contracts

PURCHASED OPTIONS* — 0.0%
Total Purchased Options (H) (Cost $11) ($ Thousands)	870,057	$4

WRITTEN OPTIONS* — 0.0%
Total Written Options (H) (Premiums Received $7) ($ Thousands)	(80)	$(5)

WRITTEN SWAPTIONS* — 0.0%
Total Written Swaptions (I) (Premiums Received $1) ($ Thousands)	(80,000)	$–

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

A list of the open options contracts held by the Fund at May 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
March 2022, IMM Eurodollar Future Option*	57	$6	$99.63	3/19/2022	$3

USD PUT JPY CALL*	870,000	5	107.45	7/17/2021	1

Total Purchased Options		$11			$4

WRITTEN OPTIONS — 0.0%

Put Options
March 2022, IMM Eurodollar Future Option*	(38)	$(2)	99.38	03/19/22	$(1)

		(2)			(1)

Call Options
August 2021, U.S. 10 Year Future Option*	(38)	$(3)	134.50	07/17/21	$(3)
July 2021, U.S. 10 Year Future Option*	(4)	(2)	133.00	06/19/21	(1)

		(5)			(4)

Total Written Options		$(7)			$(5)

†† Represents Cost

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN SWAPTIONS — 0.0%

Call Swaptions
SWAPTION CALL*	Bank of America Merill Lynch	(40,000)	$1.75	06/19/2021	$–

Put Swaptions
SWAPTION PUT*	Bank of America Merill Lynch	(40,000)	$2.25	06/19/2021	$–

Total Written Swaptions		(80,000)			$–

A list of the open futures contracts held by the Fund at May 31, 2021, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 10-Year Treasury Note	64	Sep-2021	$8,449	$8,444	$(5)
U.S. Long Treasury Bond	14	Sep-2021	2,183	2,191	8
U.S. Ultra Long Treasury Bond	9	Sep-2021	1,653	1,667	14

			12,285	12,302	17

Short Contracts
U.S. 2-Year Treasury Note	(3)	Oct-2021	$(661)	$(662)	$(1)
U.S. 5-Year Treasury Note	(31)	Oct-2021	(3,840)	(3,839)	1

			(4,501)	(4,501)	–

			$7,784	$7,801	$17

20	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/19/21	USD	322	ZAR	4,740	$20
Citigroup	07/19/21	USD	1,123	GBP	818	36
Citigroup	07/19/21	USD	1,388	BRL	7,880	114
Citigroup	07/19/21	USD	2,099	JPY	228,901	(16)
Citigroup	07/19/21	USD	2,149	IDR	31,520,392	46
Citigroup	07/19/21	USD	2,295	AUD	2,999	17
Citigroup	07/19/21	EUR	3,283	USD	3,916	(87)
Citigroup	07/19/21	USD	3,971	EUR	3,295	46
Citigroup	07/19/21	USD	4,476	RUB	350,448	275
Citigroup	07/19/21	USD	4,719	CAD	5,907	172
						$623

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2021, is as follows:

			Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.36	Sell	1.00%	Quarterly	06/20/2026	(12,529)	$307	$268	$39
CDX.NA.HY.36	Sell	1.00%	Quarterly	06/20/2026	(2,074)	201	180	21

						$508	$448	$60

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CMENA IR SWAP	3.45%	Annually	05/13/2022	USD	520	$2	$–	$2
3-MONTH USD - LIBOR	0.90%	Quarterly	03/17/2050	USD	311	80	–	80
USD-LIBOR-BBA	2.00%	Quarterly	02/15/2047	USD	682	2	3	(1)
3-MONTH USD - LIBOR	1.00%	Quarterly	02/15/2047	USD	683	145	8	137
3-MONTH USD - LIBOR	1.60%	Quarterly	02/15/2047	USD	235	20	1	19
3-MONTH USD - LIBOR	1.225%	Quarterly	02/15/2047	USD	181	30	–	30
3-MONTH USD - LIBOR	1.20%	Quarterly	02/15/2047	USD	180	31	1	30
3-MONTH USD - LIBOR	0.80%	Quarterly	11/15/2045	USD	177	43	1	42
Secured Overnight Financing Rate	0.74%	Annually	08/19/2045	USD	310	62	–	62
Secured Overnight Financing Rate	0.56%	Annually	07/20/2045	USD	800	189	6	183
1.25%	USD-LIBOR-BBA	Quarterly	02/15/2028	USD	4,984	(9)	5	(14)
3-MONTH USD - LIBOR	0.78%	Quarterly	11/15/2027	USD	648	16	–	16
Federal Funds Rate	0.26%	Annually	05/15/2027	USD	2,717	104	(8)	112
PAYB LCHEU IR SWAP 05/13/2026	2.75%	Annually	05/13/2026	USD	1,510	–	2	(2)
1.10%	3-MONTH USD - LIBOR	Semi- Annually	12/18/2025	USD	5,219	(27)	–	(27)
0.84%	3-MONTH USD - LIBOR	Semi- Annually	11/27/2025	USD	4,359	(33)	(2)	(31)
2.94%	RECV LCHEU IR SWAP 05/13/2023	Annually	05/13/2023	USD	990	5	–	5
0.19%	3-MONTH USD - LIBOR	Semi- Annually	06/15/2022	USD	3,217	1	–	1
3-MONTH USD - LIBOR	1.20%	Quarterly	10/07/2050	USD	436	83	2	81
USD-LIBOR-BBA	2.00%	Quarterly	06/03/2051	USD	21	–	–	–

						$744	$19	$725

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Continued)

Percentages are based on Net Assets of $179,767 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2021.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2021, the value of these securities amounted to $33,450 ($ Thousands), representing 18.6% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Unsettled bank loan. Interest rate may not be available.
(F)	Security is in default on interest payment.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(H)	Refer to table below for details on Options Contracts.
(I)	Refer to table below for details on Swaption Contracts.

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	59,557	–	59,557
Mortgage-Backed Securities	–	55,812	–	55,812
U.S. Treasury Obligations	–	30,236	–	30,236
Asset-Backed Securities	–	17,464	–	17,464
Loan Participations	–	5,366	–	5,366
Sovereign Debt	–	3,664	–	3,664
Municipal Bonds	–	2,125	–	2,125
Cash Equivalent	6,267	–	–	6,267

Total Investments in Securities	6,267	174,224	–	180,491

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	4	–	–	4
Written Options	(5)	–	–	(5)
Written Swaptions	–	–	–	–
Futures Contracts*
Unrealized Appreciation	23	–	–	23
Unrealized Depreciation	(6)	–	–	(6)
Forwards Contracts*
Unrealized Appreciation	–	726	–	726
Unrealized Depreciation	–	(103)	–	(103)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	60	–	60
Interest Rate Swaps*
Unrealized Appreciation	–	800	–	800
Unrealized Depreciation	–	(75)	–	(75)

Total Other Financial Instruments	16	1,408	–	1,424

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended May 31, 2021, there were no transfers in or out of Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

22	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Fixed Income Fund (Concluded)

As of May 31, 2021, the Fund is the seller (“providing protection”) on a total notional amount of $14.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
	CORPORATE	SOVERIGN	ASSET BACK SECURITY	CORPORATE
REFERENCE ASSET	DEBT	DEBT	DEBT	DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$508,484	$508,484
Maximum potential amount of future payments	—	—	—	14,603,000	14,603,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0-100	$—	$—	$—	$12,529,000	$—	$12,529,000
101 - 200	—	—	—	—	—	—
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	2,074,000	—	2,074,000
Greater than 400	—	—	—	—	—	—
Total	$—	$—	$—	$14,603,000	$—	$14,603,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the transactions with affiliates for the period ended May 31, 2021 ($ Thousands):

					Change in
					Unrealized
Security Description	Value 2/28/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Appreciation (Depreciation)	Value 5/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$5,274	$29,158	$(28,165)	$—	$—	$6,267	6,267,031	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	23